CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY AND COMPREHENSIVE INCOME (DEFICIT) In Thousands, except Share data, unless otherwise specified	Total CNY	USD USD ($)	Series A Convertible Preferred Shares CNY	Series B Convertible Preferred Shares CNY	Series C Convertible Preferred Shares CNY	Series D Convertible Preferred Shares CNY	Ordinary shares CNY	Ordinary shares Series A Convertible Preferred Shares CNY	Ordinary shares Series B Convertible Preferred Shares CNY	Ordinary shares Series C Convertible Preferred Shares CNY	Ordinary shares Series D Convertible Preferred Shares CNY	Additional paid-in capital CNY	Additional paid-in capital Series A Convertible Preferred Shares CNY	Additional paid-in capital Series B Convertible Preferred Shares CNY	Additional paid-in capital Series C Convertible Preferred Shares CNY	Additional paid-in capital Series D Convertible Preferred Shares CNY	Statutory reserves CNY	Warrants CNY	Retained Earnings (Accumulated deficit) CNY	Accumulated other comprehensive income(deficit) CNY	Non-controlling Interest CNY	Comprehensive Income (deficit) CNY
Balance at Dec. 31, 2008	336,850		14,283	96,667			26					188,924					16,285	2,737	(5,485)	23,413
Balance (in shares) at Dec. 31, 2008			12,900,000	17,745,522			33,587,586
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares for acquisitions	414,027						9					414,018
Issuance of ordinary shares for acquisitions (in shares)							11,412,077
Non-controlling interests from acquisitions of subsidiaries	56,690																				56,690
Share-based compensation	13,531											13,531
Appropriation to statutory reserves																	17,870		(17,870)
Preferred shares redemption value accretion	(157,877)																		(157,877)
Foreign currency translation adjustment	380																			380		380
Net income	138,021																		138,236		(215)	138,021
Total comprehensive income																						138,401
Balance at Dec. 31, 2009	801,622		14,283	96,667			35					616,473					34,155	2,737	(42,996)	23,793	56,475
Balance (in shares) at Dec. 31, 2009			12,900,000	17,745,522			44,999,663
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares on IPO	422,913						10					422,903
Issuance of ordinary shares on IPO (in shares)							16,221,568
Exercise of warrants							1					2,736						(2,737)
Exercise of warrants (in shares)							590,193
Share-based compensation	34,214											34,214
Conversion of preferred shares			(14,283)	(96,667)	579,490	792,502		9	12	16	18		14,274	96,655	579,474	792,484
Conversion of preferred shares (in shares)			(12,900,000)	(17,745,522)				12,900,000	17,745,522	23,387,381	26,722,649
Expenses related to IPO	3,474											3,474
Appropriation to statutory reserves																	37,604		(37,604)
Preferred shares redemption value accretion	(94,209)											(99,449)							5,240
Capital injection to Taishidian Holding from minority shareholders	900																				900
Foreign currency translation adjustment	(19,612)																			(19,612)		(19,612)
Net income	211,699																		216,032		(4,333)	211,699
Total comprehensive income																						192,087
Balance at Dec. 31, 2010	2,732,993						101					2,463,238					71,759		140,672	4,181	53,042
Balance (in shares) at Dec. 31, 2010							142,566,976
Increase (Decrease) in Shareholders' Equity
Issuance of ordinary shares on exercise of options	2,796						1					2,795
Issuance of ordinary shares on exercise of options (in shares)							1,914,088
Non-controlling interests from acquisitions of subsidiaries	6,805																				6,805
Share-based compensation	33,348											32,129						1,219
Appropriation to statutory reserves																	50,440		(50,440)
Foreign currency translation adjustment	(25,698)																			(25,698)		(25,698)
Net income	16,219	2,576																	21,185		(4,966)	16,219
Total comprehensive income																						(9,479)
Balance at Dec. 31, 2011	2,766,463	$ 439,547					102					2,498,162					122,199	1,219	111,417	(21,517)	54,881
Balance (in shares) at Dec. 31, 2011							144,481,064